RELATED-PARTY TRANSACTIONS - Intercompany loans (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Liabilities	R$ (24,992)	R$ (24,890)
Net financial (expense) income		(199)	R$ 6,089
Bradley Steel Processors
RELATED PARTY TRANSACTIONS
Liabilities	R$ (24,992)	R$ (24,890)